Loss before taxation - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	$ 863,103	$ 448,441	$ 1,182,134	$ 462,809	$ 348,249
Administrative and other operating expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	3,142,987	1,878,996	6,018,632	1,900,065	1,798,790
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	$ 96,595	$ 34,935	$ 145,876	$ 63,162	$ 87,549